Exhibit 99.1

Item 4 and Item 5

Report of Independent Certified Public Accountants

June 14, 2016

Sierra Auto Finance LLC

5005 Lyndon B Johnson Freeway, Suite 700

Dallas, TX 75244

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by the owners and management of Sierra Auto Finance LLC hereto (the “Company”), solely to assist the Company in the proposed offering of Sierra Auto Receivables Securitization Trust 2016-1 (the “Issuer”). The Company’s management is responsible for the completeness, accuracy, and reliability of the information disclosed in the Initial Data File (as defined herein). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Board of Directors and management of the Company. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our findings are as follows:

On January 22, 2016 and June 7, 2016 the Company provided us with computer readable data files and a supplemental data file on June 14, 2016 (collectively, the “Initial Data File”) containing certain characteristics of the vehicle loans (the “Loans”). We performed the procedures indicated below on a sample of Loans.

Unless otherwise indicated, the following are defined for the purposes of our procedures:

•	the phrase “compared” means we checked the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. Such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

•	the phrase “recomputed” means we validated the number through mathematical calculation using the applicable information in the Initial Data File as the inputs, with any findings being reported unless a deviation tolerance is otherwise noted. Such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

•	the phrase “Source Documents” means a record containing details of a particular transaction or characteristic. Source Documents may include, but are not limited to, the customer contract, Fiserv servicing system and a credit information file provided by the company.

Initial Data File Review Procedures:

The Company instructed us to select 101 Loans in January and 100 Loans in June for purposes of the Initial Data Review Procedures. The Sample Loans are listed on Appendix A. For each of the selected loans (the “Sample Loans”), Grant Thornton LLP performed comparisons and recomputations from the Initial Data File, for Characteristics 5 through 16 below, to the information from the Source Documents. For Characteristics 1 through 4 we noted the existence of the related Source Document.

The procedures we performed on the Sample Loans are listed below.

Number	Characteristic	Descriptions per the Initial Data File
1	Signed credit application	*
2	Signed contract in the file	*
3	Observe the presence of the Title Document in the file	*
4	Sierra named as the Secured Party in the Title Document	*
5	Obligor name	ObligorName
6	Contract identification (account) number	LoanAcctNbr
7	Original amount financed	OriginalLoanBalanceAmt
8	Original term (months)	OriginalTerm
9	Scheduled amount of principal + interest in each payment	PmtAmt
10	Annual Percentage Rate (APR)	ContractRt
11	Vehicle Make	VehicleMake
12	Vehicle Model	VehicleModelName
13	New vs Used	New/Used
14	Obligor’s Zip Code	ObligorZip
15	First Payment Date	FirstPmtDate
16	Seller State	DealerStateCd

*These fields were not part of the Initial Data File.

We noted the following unresolved discrepancies between the Initial Data File and the Source Documents:

Loan Number	Characteristic	Per Initial Data File	Per Source Document	Difference
102571	7. Original amount financed	$ 12,600	$ 15,089	$ 2,489
86483	9. Scheduled amount of principal + interest in each payment	$ 352.59	$ 352.49	$0.10
84234	9. Scheduled amount of principal + interest in each payment	$ 290.76	$ 298.76	$ 8.00
102571	9. Scheduled amount of principal + interest in each payment	$ 289.14	$ 363.95	$ 74.81
102571	10. Annual Percentage Rate (APR)	17.95%	19.95%	2%

We were not engaged to and did not conduct an examination or a review of the Initial Date File, the objective of which is the expression of opinion or limited assurance on the financial information or a part thereof. Accordingly, we do not express such an opinion or limited assurance.

Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Company. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

Grant Thornton LLP

Craig Woodfield

Partner

Appendix A

January 22, 2016 Loan Sample

Sample #	AcctID	Sample #	AcctID
1	93024	51	101473
2	104059	52	93634
3	99995	53	702068
4	96960	54	88526
5	93569	55	101329
6	84428	56	98554
7	103037	57	106312
8	105766	58	95646
9	102031	59	101067
10	91659	60	105501
11	101635	61	103316
12	85336	62	104700
13	85909	63	105445
14	100980	64	85604
15	105771	65	101337
16	105233	66	96786
17	104477	67	103616
18	100949	68	94921
19	82953	69	99081
20	94549	70	82330
21	97370	71	87525
22	100196	72	103835
23	101443	73	86362
24	99371	74	103801
25	82690	75	95944
26	104390	76	99627
27	90285	77	91892
28	103766	78	93796
29	105260	79	97041
30	96215	80	106540
31	103064	81	83602
32	86392	82	87290
33	96597	83	93683
34	84207	84	103566
35	97510	85	81129
36	98646	86	102442
37	100384	87	99539
38	93892	88	104752
39	88441	89	105957
40	95307	90	89535
41	91975	91	100397
42	94572	92	93236
43	103119	93	89317
44	101965	94	82027
45	702224	95	89450
46	82958	96	84625
47	701585	97	99670
48	93037	98	101436
49	81320	99	83356
50	105877	100	98862
		101	102959

June 7, 2016 Loan Sample

Sample #	AcctID	Sample #	AcctID
1	101938	51	102639
2	101658	52	87076
3	81473	53	703100
4	86212	54	702173
5	87851	55	92340
6	110661	56	107799
7	94394	57	703863
8	109959	58	103236
9	102571	59	107653
10	112108	60	111665
11	108149	61	111536
12	93688	62	93030
13	101154	63	88118
14	111686	64	101915
15	104340	65	93081
16	112074	66	83085
17	87088	67	82022
18	93534	68	109779
19	87813	69	93809
20	104912	70	93237
21	101101	71	703188
22	98110	72	107452
23	112584	73	96850
24	101995	74	90257
25	109266	75	104278
26	111542	76	110548
27	703459	77	702918
28	105335	78	109820
29	105411	79	86483
30	111503	80	109094
31	93133	81	108008
32	89182	82	107021
33	105205	83	105436
34	100816	84	112236
35	83576	85	111141
36	101283	86	88952
37	97934	87	94303
38	112509	88	103399
39	103529	89	83525
40	112199	90	91892
41	108448	91	108165
42	107190	92	89965
43	700986	93	112113
44	94190	94	104108
45	112616	95	84234
46	94530	96	700866
47	112426	97	103105
48	97809	98	105515
49	87297	99	111073
50	87607	100	112543